Note 25 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 31,984
2025	13,829
2026	9,106
2027	1,365
2028	1,576
Thereafter	9,147
Purchase Obligation	$ 67,007